Warrants (Details - Warrants issued with financing)	9 Months Ended
Sep. 30, 2024 $ / shares shares
2022 Pre-Funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	1,846
Warrant exercise price | $ / shares	$ 2.00
[custom:WarrantExpirationDate]	Unlimited
Tradeable Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	2,051
Warrant exercise price | $ / shares	$ 4,440.00
[custom:WarrantExpirationDate]	February 2027
Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	1,801
Warrant exercise price | $ / shares	$ 4,440.00
[custom:WarrantExpirationDate]	March 2027
April Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	4,862
Warrant exercise price | $ / shares	$ 7,520.00
[custom:WarrantExpirationDate]	April 2027
May Pre-Funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	1,751
Warrant exercise price | $ / shares	$ 2.00
[custom:WarrantExpirationDate]	Unlimited
May Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	5,952
Warrant exercise price | $ / shares	$ 1,180.00
[custom:WarrantExpirationDate]	November 2028
2024 Pre-Funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	22,500
Warrant exercise price | $ / shares	$ 2.00
[custom:WarrantExpirationDate]	Unlimited
Series A Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	3,986	[1]
Warrant exercise price | $ / shares	$ 4,200.00	[1]
[custom:WarrantExpirationDate]	August 2026
Series B Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued | shares	7,973	[1]
Warrant exercise price | $ / shares	$ 4,760.00	[1]
[custom:WarrantExpirationDate]	February 2029

[1]	Subject to adjustments per the Series A and Series B Warrant Agreements.